Fees Summary	Aug. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 703,799,360
Previously Paid Amount	0.00
Total Fee Amount	107,751.68
Total Offset Amount	107,751.68
Net Fee	$ 0.00